Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	₩ 7,476,682	₩ 6,585,602
Non-current assets	23,038,573	23,533,625
Current liabilities	(9,224,278)	(6,993,980)
Non-current liabilities	(9,463,343)	(10,896,848)
Carrying amount of non-controlling interests	129,007	839,353
Revenue	18,012,897	17,658,877	₩ 17,361,232
Profit for the year	1,387,095	1,145,937	947,831
Total comprehensive income	1,547,871	1,121,970	641,605
Profit attributable to non-controlling interests	136,940	52,326	35,431
Net cash provided by operating activities	5,087,285	4,947,205	5,159,317
Net cash used in investing activities	(2,711,827)	(3,352,905)	(2,807,795)
Net cash used in financing activities	(1,809,853)	(2,020,990)	(1,349,882)
Effects on exchange rate changes on cash and cash equivalents	₩ 26,124	₩ (623)	₩ 7,920
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		25.40%	25.30%
Current assets		₩ 1,388,965	₩ 1,348,305
Non-current assets		5,214,315	5,076,410
Current liabilities		(1,388,317)	(1,707,805)
Non-current liabilities		(1,988,989)	(1,488,834)
Net assets		3,225,974	3,228,076
Carrying amount of non-controlling interests		819,592	816,676
Revenue		4,274,747	4,156,326
Profit for the year		202,890	217,303
Total comprehensive income		183,499	237,860
Profit attributable to non-controlling interests		51,448	51,528
Net cash provided by operating activities		1,110,847	1,184,794
Net cash used in investing activities		(1,064,434)	(807,965)
Net cash used in financing activities		(60,254)	(415,908)
Effects on exchange rate changes on cash and cash equivalents		9	(584)
Net decrease in cash and cash equivalents		(13,832)	(39,663)
Dividends paid to non-controlling interests		₩ 50,557	₩ 0